Group Statement of Changes in Equity - GBP (£) £ in Millions	Total	Share capital	Share premium, capital redemption and merger reserves	Other reserves	Retained earnings	Total attributable to owners of parent	Perpetual hybrid bonds	Non-controlling interests
Beginning balance at Dec. 31, 2023	£ 52,934	£ 614	£ 26,630	£ (894)	£ 24,531	£ 50,881	£ 1,685	£ 368
Total comprehensive (expense)/income for the period	4,590			36	4,490	4,526		64
Profit for the period	4,559				4,492	4,492		67
Other comprehensive income/(expense) for the period	31			36	(2)	34		(3)
Other changes in equity
Cash flow hedges reclassified and reported in total assets	11			11		11
Employee share options
value of employee services	30				30	30
proceeds from new shares issued	4		4			4
Dividends and other appropriations
ordinary shares	(2,603)				(2,603)	(2,603)
to non-controlling interests	(74)					0		(74)
Purchase of own shares
held in employee share ownership trusts	(93)				(93)	(93)
share buy-back programme and cancelled shares	(366)	(25)	25		(366)	(366)
Other movements	36				36	36
Ending balance at Jun. 30, 2024	54,469	589	26,659	(847)	26,025	52,426	1,685	358
Beginning balance at Dec. 31, 2024	49,995	585	26,665	(902)	21,610	47,958	1,685	352
Total comprehensive (expense)/income for the period	304			(4,160)	4,439	279		25
Profit for the period	4,565				4,512	4,512		53
Other comprehensive income/(expense) for the period	(4,261)			(4,160)	(73)	(4,233)		(28)
Other changes in equity
Cash flow hedges reclassified and reported in total assets	5			5		5
Employee share options
value of employee services	35				35	35
proceeds from new shares issued	1		1			1
treasury shares used for share option schemes	0		1		(1)	0
Dividends and other appropriations
ordinary shares	(2,609)				(2,609)	(2,609)
to non-controlling interests	(74)					0		(74)
Purchase of own shares
held in employee share ownership trusts	(61)				(61)	(61)
share buy-back programme and cancelled shares	(450)	(4)	4		(450)	(450)
Other movements	31				31	31
Ending balance at Jun. 30, 2025	£ 47,177	£ 581	£ 26,671	£ (5,057)	£ 22,994	£ 45,189	£ 1,685	£ 303